Schedule of statement of financial position (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Number	Dec. 31, 2020 USD ($) Number
DisclosureRiskManagementLineItems [Line Items]
Fair Value Of Derivative Financial Assets (Liability)	$ (250)	$ (166)
Derivatives Not Designated For Hedge Accounting [member] | Long Position Or Foreign Currency One [Member]
DisclosureRiskManagementLineItems [Line Items]
Notional value	$ 1,380	3,927
Description of derivative maturity period	2022
Derivatives Not Designated For Hedge Accounting [member] | Board members [member]
DisclosureRiskManagementLineItems [Line Items]
Notional value	$ (2,688)	(4,167)
Description of derivative maturity period	2022
Futures contract [member] | Derivatives Not Designated For Hedge Accounting [member]
DisclosureRiskManagementLineItems [Line Items]
Notional value	$ (1,308)	(240)
Fair Value Of Derivative Financial Assets (Liability)	$ (1)	(10)
Forward contract [member] | Derivatives Not Designated For Hedge Accounting [member] | Long Position Or Foreign Currency Forwards Gbp Usd [Member]
DisclosureRiskManagementLineItems [Line Items]
Fair Value Of Derivative Financial Assets (Liability)		$ 23
Description of derivative maturity period	2021
Notional value-Short position | Number		354,000,000
Swap contract [member] | Derivatives Not Designated For Hedge Accounting [member] | Foreign Currency Or Cross Currency Swap Matured In Two Thousand Twenty Nine And Two Thousand Thirty Four [Member]
DisclosureRiskManagementLineItems [Line Items]
Fair Value Of Derivative Financial Assets (Liability)	$ 23	$ 44
Description of derivative maturity period	2026
Notional value-Long position | Number	583,000,000	615,000,000
Swap contract [member] | Derivatives Not Designated For Hedge Accounting [member] | Not Later Than Five Year [member]
DisclosureRiskManagementLineItems [Line Items]
Fair Value Of Derivative Financial Assets (Liability)	$ (50)	$ (26)
Description of derivative maturity period	2034
Notional value-Short position | Number	442,000,000	600
Swap contract [member] | Derivatives Not Designated For Hedge Accounting [member] | Ibiritermo S.A. [member]
DisclosureRiskManagementLineItems [Line Items]
Fair Value Of Derivative Financial Assets (Liability)	$ (1)	$ 47
Description of derivative maturity period	2029/2034
Swap contract [member] | Derivatives Not Designated For Hedge Accounting [member] | Later Than Five Year And Not Later Than Ten Years [member]
DisclosureRiskManagementLineItems [Line Items]
Fair Value Of Derivative Financial Assets (Liability)	$ (221)	$ (244)
Description of derivative maturity period	2024/2029